Shareholders' Equity	12 Months Ended
Dec. 31, 2013
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

18. Shareholders' Equity

Shareholders' equity

The Company is authorized to issue an unlimited number of common, special and preferred shares, issuable in series.

Common Shares

Effective August 21, 2013, the Company received approval for a normal course issuer bid (“NCIB”) to purchase up to 7,500 of the Company's common shares during the period that expires on August 20, 2014. Daily purchases are limited to a maximum of 52.651 shares on the Toronto Stock Exchange. Once a week, the Company is permitted to purchase a block of common shares which can exceed the daily purchase limit, as long as the block is not owned by an insider. All shares purchased will be cancelled.

For the year ended December 31, 2013, no common shares (2012 - 3,155) were purchased and cancelled at a total cost of $nil (2012 - $65,633). As of February 12, 2014, no additional common shares have been purchased and settled.

For the year ended December 31, 2013, 9 stock options (2012 – 28) were exercised for total consideration of $112 (2012 - $403).

At December 31, 2013, 480 (2012 – 691) common shares were held in a rabbi trust for U.S. LTIP participants.

Special Shares

The Company is authorized to issue an unlimited number of special shares. Special shareholders are entitled to one vote in matters of the Company for each special share held. The special shares carry no right to receive dividends or to receive the remaining property or assets of the Company upon dissolution or wind-up. At December 31, 2013 and 2012, no special shares are issued.

Preferred Shares

The Company is authorized to issue an unlimited number of preferred shares, issuable in series. At December 31, 2013 and 2012, no preferred shares are issued. Each series of preferred shares issued shall have rights, privileges, restrictions and conditions as determined by the Board of Directors prior to their issuance. Preferred shareholders are not entitled to vote, but take preference over the common shareholders rights in the remaining property and assets of the Company in the event of dissolution or wind-up.

Details of common and restricted shares for the year ended December 31, 2013 are as follows:

		December 31
	2013	2012

Common shares
Common shares issued and outstanding, beginning of the year	114,994	118,041
Common shares issued on exercise of options, during the year	9	28
Repurchase of common shares, during the year	-	(3,155)
Restricted common shares purchased, during the year	(218)	(50)
Restricted common shares forfeited, during the year	8	23
Restricted common shares vested, during the year	60	107
Common shares issued and outstanding, end of year	114,853	114,994

Restricted common shares
Restricted common shares issued and outstanding, beginning of year	172	252
Restricted common shares purchased, during the year	218	50
Restricted common shares forfeited, during the year	(8)	(23)
Restricted common shares vested, during the year	(60)	(107)
Restricted common shares issued and outstanding, end of year	322	172

Accumulated other comprehensive loss

Accumulated other comprehensive loss, is comprised of accumulated foreign currency translation adjustments, including accumulated exchange gains or losses on intangibles, goodwill and capital and landfill assets, partially offset by accumulated exchange losses or gains on long-term debt, landfill closure and post-closure costs, and deferred income tax liabilities. Accumulated other comprehensive loss also includes gains or losses recognized on the effective portion of derivatives designated as cash flow hedges, net of income tax and settlements.

	Foreign currency translation adjustment	Derivatives designated as cash flow hedges, net of income tax	Accumulated other comprehen- sive loss
December 31, 2013
Balance, beginning of year	$(48,292)	$176	$(48,116)
Other comprehensive loss before reclassifications, during the year	(33,181)	(1,051)	(34,232)
Amounts reclassified from accumulated other comprehensive loss, during the year	-	457	457
Balance, end of year	$(81,473)	$(418)	$(81,891)

December 31, 2012
Balance, beginning of year	$(59,994)	$(1,757)	$(61,751)
Other comprehensive income (loss) before reclassifications, during the year	11,702	(1,236)	10,466
Amounts reclassified from accumulated other comprehensive loss, during the year	-	3,169	3,169
Balance, end of year	$(48,292)	$176	$(48,116)

Net income per share

The following table presents net income and reconciles the weighted average number of shares outstanding at December 31, 2013 and 2012 for the purpose of computing basic and diluted net income per share.

	December 31
	2013	2012

Net income	$117,970	$94,357
Net income - controlling interest	$117,970	$94,357

Weighted average number of shares, basic	115,170	116,178
Dilutive effect of share based options	-	-
Weighted average number of shares, diluted	115,170	116,178

Net income per weighted average share, basic and diluted	$1.02	$0.81
Net income per weighted average share, diluted	$1.02	$0.81
Issued and outstanding share based options	2,639	2,687

Share based options are anti-dilutive to the calculation of net income or loss per share and have been excluded from the calculation of net income per share.